Taxation - Schedule of Group’s Actual Provision for Income Taxes (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Group’s Actual Provision for Income Taxes [Abstract]
Income tax expense at the PRC statutory rate	25.00%	25.00%	25.00%